RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Schedule of list of related party
Name of related parties	Relationship with the Company

Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangdong Yangcheng Railway Enterprise Co., Ltd.	Subsidiary of the single largest shareholder
GRCL	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Center	Subsidiary of the single largest shareholder
Changsha Railway Construction Company Limited	Subsidiary of the single largest shareholder
GSRC	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Huaihua Railway Engineer Construction Company	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Ganshao Railway Company Limited	Subsidiary of the single largest shareholder
Hunan Changtie Industrial Development Co. Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangdong Yuetong Railway Logistics Company Limited	Subsidiary of the single largest shareholder
Sanmao Railway Company Xiaotangxi Freight Field Service Company	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Anmao Railway Consulting Construction Company Limited	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Shenzhen Guangshen Railway Real Estate Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Surveying Co., Ltd.	Subsidiary of the single largest shareholder
Hainan Railway Company Limited	Subsidiary of the single largest shareholder
Construction Engineering Company of Yangcheng Railway Industry Development Corporation	Subsidiary of the single largest shareholder
Guangdong Sanmao Railway Capital Construction Company	Subsidiary of the single largest shareholder

Schedule of associates of Group
Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

Guangzhou Railway Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Schedule of material transactions
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	1,505,348	1,861,543	2,060,518
Revenue collected by CSRG for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,428,752	1,357,512	1,563,191
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	660,847	736,492	812,470
	3,594,947	3,955,547	4,436,179
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	23,386	39,383	45,642

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	1,048,524	872,234	774,291
Cost settled by CSRG for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,720,849	1,898,623	2,194,467
	2,769,373	2,770,857	2,968,758

Other services
Social services (employee housing and public security services and other ancillary services) provided by GEDC and Yangcheng Railway (iii)	-	-
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	298,040	451,976	441,719
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	455,716	555,048	623,433
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	272,390	180,147	363,424
	1,026,146	1,187,171	1,428,576

Schedule of material balances
	2018	2019
	RMB’000	RMB’000

Trade receivables	1,934,435	2,329,206
- Guangzhou Railway Group (i)	586,049	549,092
- Subsidiaries of Guangzhou Railway Group (i)	1,348,386	1,780,112
- Associates	-	2

Prepayments and other receivables	33,957	35,430
- Guangzhou Railway Group	231	4
- Subsidiaries of Guangzhou Railway Group	33,726	35,426

Prepayments for fixed assets and construction-in-progress	2,489	4,021
- Subsidiaries of Guangzhou Railway Group (ii)	329	2,815
--Associates	2,160	1,206

Trade payables	597,050	672,849
- Guangzhou Railway Group (i)	95,048	99,696
- Subsidiaries of Guangzhou Railway Group (ii)	500,385	533,726
- Associates	1,617	39,427

Payables for fixed assets and construction-in-progress	388,482	467,745
- Guangzhou Railway Group	42,604	23,496
- Subsidiaries of Guangzhou Railway Group	211,486	201,353
- Associates	134,392	242,896

Contract liabilities	1,100	99
- Subsidiaries of Guangzhou Railway Group	1,096	99
- Associates	4	-

Accruals and other payables	454,670	450,534
- Guangzhou Railway Group	9,212	2,713
- Subsidiaries of Guangzhou Railway Group (iii)	443,391	447,821
- Associates (iv)	2,067	-

CSRG and other railway companies [member]
Disclosure of transactions between related parties [line items]
Schedule of material transactions
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CSRG Group (i)	81,396	63,364	69,958
Revenue collected by CSRG for services provided to CSRG Group (ii)	1,877,719	2,527,897	2,479,015
Revenue from railway operation service provided to CSRG Group (iii)	1,800,692	2,012,880	2,392,333
	3,759,807	4,604,141	4,941,306
Other services
Provision of repairing services for cargo trucks to CSRG Group (ii)	333,917	337,432	370,990
Sales of materials and supplies to CSRG Group (iv)	7,185	9,099	8,330
Provision of apartment leasing services to CSRG Group (iv)	722	617	574
	341,824	347,148	379,894

Services received and purchases made
Transportation related services
Provision of train transportation services by CSRG Group (i)	306,208	283,490	37,408
Cost settled by CSRG for services provided by CSRG Group (ii) (vi)	1,395,591	2,161,146	2,107,765
	1,701,799	2,444,636	2,145,173

Other services
Provision of repair and maintenance services by CSRG Group (iv)	31,089	9,440	29,066
Purchase of materials and supplies from CSRG Group (iv)	19,258	27,743	23,968
Provision of construction services by CSRG Group (v)	-	1,417	23,636
	50,347	38,600	76,670

CSRG [member]
Disclosure of transactions between related parties [line items]
Schedule of revenues collected and settled through the CSRG
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

- Passenger transportation	7,295,985	7,532,999	7,475,003
- Freight transportation	1,266,122	1,849,360	1,740,907
- Other transportation related services	112,267	78,935	74,870
	8,674,374	9,461,294	9,290,780

CSRG Group [member]
Disclosure of transactions between related parties [line items]
Schedule of material balances
	2018	2019
	RMB’000	RMB’000

Due from CSRG Group
- Trade receivables	1,015,057	1,148,352
- Other receivables	1,149	48,418

Due to CSRG Group
- Trade payables and payables for fixed assets and construction-in-progress	32,688	69,335
- Other payables	35,851	3,466